NOTES AND OTHER LOANS PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 21, 2021	Jul. 31, 2021	Jun. 30, 2020	Mar. 12, 2020	Jan. 31, 2020	Jan. 08, 2020	Dec. 11, 2019
Cheryl Hintzen [Member]
Debt Instrument [Line Items]
Debt stated interest rate							10.00%
Accrued interest					$ 559
Cheryl Hintzen 2 [Member]
Debt Instrument [Line Items]
Debt stated interest rate						10.00%
Accrued interest			$ 1,321
Debt maturity date		Mar. 08, 2020
Gpl Ventures [Member]
Debt Instrument [Line Items]
Debt stated interest rate	10.00%
Debt maturity date	Apr. 30, 2020
Jason Cohen [Member]
Debt Instrument [Line Items]
Debt stated interest rate				8.00%
Accrued interest				$ 2,147